CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 5,038	$ 4,711	$ 4,096
Other income		671	136	304
Direct operating costs	[1]	(1,933)	(1,434)	(1,365)
Management service costs		(205)	(243)	(288)
Interest expense		(1,627)	(1,224)	(981)
Share of net income		186	96	22
Foreign exchange and financial instruments gain (loss)		502	(133)	(32)
Depreciation		(1,852)	(1,583)	(1,501)
Other		(212)	(190)	(307)
Income tax recovery (expense)
Current		(128)	(148)	(43)
Deferred		176	150	29
Total income tax recovery (expense)		48	2	(14)
Net income (loss)		616	138	(66)
Net income (loss) attributable to:
Preferred limited partners’ equity		41	44	55
Limited partners’ equity		(91)	(166)	(191)
Net income (loss)		$ 616	$ 138	$ (66)
Basic (loss) earnings per LP Unit (in USD per share)		$ (0.32)	$ (0.60)	$ (0.69)
Diluted (loss) earnings per LP Unit (in USD per share)		$ (0.32)	$ (0.60)	$ (0.69)
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 2,446	$ 2,263	$ 1,844
Other income		340	(137)	14
Direct operating costs		(987)	(594)	(600)
Management service costs		0	0	0
Interest expense		(915)	(647)	(471)
Income tax recovery (expense)
Current		(95)	(99)	(24)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income (loss)		619	334	209
Net income (loss) attributable to:
Net income allocated to non-controlling interests		619	334	209
Net income (loss)		619	334	209
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net income (loss)		111	92	77
Net income (loss) attributable to:
Net income allocated to non-controlling interests		111	92	77
Net income (loss)		111	92	77
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net income (loss)		(63)	(117)	(135)
Net income (loss) attributable to:
Net income allocated to non-controlling interests		(63)	(117)	(135)
Net income (loss)		(63)	(117)	(135)
BEPC exchangeable shares
Income tax recovery (expense)
Net income (loss)		(57)	(104)	(119)
Net income (loss) attributable to:
Net income allocated to non-controlling interests		(57)	(104)	(119)
Net income (loss)		(57)	(104)	(119)
Preferred equity
Income tax recovery (expense)
Net income (loss)		27	26	26
Net income (loss) attributable to:
Net income allocated to non-controlling interests		27	26	26
Net income (loss)		27	26	26
Perpetual subordinated notes
Income tax recovery (expense)
Net income (loss)		29	29	12
Net income (loss) attributable to:
Net income allocated to non-controlling interests		29	29	12
Net income (loss)		$ 29	$ 29	$ 12

[1]	Direct operating costs exclude depreciation expense disclosed below.